CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		3 Months Ended					6 Months Ended			12 Months Ended
		Jun. 30, 2020		Mar. 31, 2020		Jun. 30, 2019	Jun. 30, 2020		Jun. 30, 2019	Dec. 31, 2019
Cash flows from (used in) operating activities [abstract]
Income/(loss) before tax		$ (720)		$ 81		$ 3,520	$ (640)		$ 8,401	$ 9,292	[1]
Depreciation, amortisation and net impairment losses		2,522		4,438		2,233	6,959		4,421	13,204	[1]
Exploration expenditures written off		125		435		4	560		23	777
(Gains) /losses on foreign currency transactions and balances		321		(297)		82	24		94	(224)
(Gains) /losses on sales of assets and businesses		(15)		14		(135)	(1)		(143)	(1,187)
(Increase)/decrease in other items related to operating activities		257		235		194	492		481	1,016
(Increase) /decrease in net derivative financial instruments		25		(289)		(321)	(264)		(1,129)	(595)
Interest received		43		65		63	108		116	215
Interest paid		(198)		(182)		(131)	(380)		(300)	(723)
Cash flows provided by operating activities before taxes paid and working capital items		2,360		4,500		5,510	6,859		11,964	21,776
Taxes paid		(1,744)		(887)		(2,800)	(2,631)		(4,189)	(8,286)
(Increase) decrease in working capital		(248)		1,431		(49)	1,183		20	259
Cash flows provided by operating activities		368		5,043		2,661	5,411		7,795	13,749
Cash flows from (used in) investing activities [abstract]
Cash used in business combinations	[2]	0		0		(43)	0		(480)	(2,274)
Capital expenditures and investments		(1,899)		(2,350)		(2,834)	(4,249)		(4,867)	(10,204)
(Increase) /decrease in financial investments	[3]	(2,730)		599		(923)	(2,131)		(3,385)	(1,012)
(Increase) /decrease in derivatives financial instruments		(45)		(26)		75	(71)		114	298
(Increase) /decrease in other items interest bearing		2		0		(4)	3		8	(10)
Proceeds from sale of assets and businesses		0		2		207	2		207	2,608
Cash flows used in investing activities		(4,671)		(1,776)		(3,521)	(6,446)		(8,403)	(10,594)
Cash flows from (used in) financing activities [abstract]
New finance debt		8,347		0		0	8,347		0	984
Repayment of finance debt		(318)		(305)		(272)	(623)		(535)	(2,419)
Dividend paid		(904)		(845)		(864)	(1,750)		(1,633)	(3,342)
Share buy-back	[4]	0		(58)		0	(58)		0	(442)
Net current finance debt and other		(150)		(49)		728	(198)		598	(277)
Cash flows provided by (used in) financing activities		6,975		(1,257)		(408)	5,717		(1,569)	(5,496)
Net increase (decrease) in cash and cash equivalents		2,672		2,010		(1,269)	4,682		(2,177)	(2,341)
Effect of exchange rate changes on cash and cash equivalents		162		(321)		30	(159)		0	(38)
Cash and cash equivalents at the beginning of the period (net of overdraft)		6,866	[5]	5,177	[5]	6,618	5,177	[5]	7,556	7,556
Cash and cash equivalents at the end of the period (net of overdraft)	[5]	$ 9,700		$ 6,866		$ 5,379	$ 9,700		$ 5,379	$ 5,177

[1]	Audited
[2]	Net after cash and cash equivalents acquired.
[3]	Includes sale of Lundin shares in the second quarter of 2020. For more information, see note 3 Acquisition and disposals.
[4]	For more information, see Consolidated statement of changes in equity.
[5]	At 30 June 2020 cash and cash equivalents net overdraft was zero. At 30 June 2019 net overdraft was USD 27 million and at 31 December 2019 net overdraft was zero.